Trade and Other Receivables - Schedule of Allowance for Expected Credit Losses — Trade Receivables (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Allowance for Expected Credit Losses — Trade Receivables [Abstract]
At beginning of financial year	$ (1,814,615)	$ (233,610)	$ (899,827)
Allowance made for:
Credit impaired receivables	(307,118)	(39,539)	(815,007)
Non-credit impaired receivables	(181,522)	(23,369)	(99,781)
At end of financial year	$ (2,303,255)	$ (296,518)	$ (1,814,615)